DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS AND OTHER TEMPORARY DIFFERENCES (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Tax losses that can be carried forward (a)	¥ 142,469,000	¥ 105,812,000
Deductible temporary differences	12,452,000	12,452,000
Total tax loss carry-forwards and deductible temporary differences	¥ 154,921,000	¥ 118,264,000